Consolidated Statement of Equity - USD ($) shares in Thousands, $ in Millions		Total	Common Stock, par value 1-2/3 cents per share	Capital In Excess Of Par Value	Retained Earnings	Accumulated Other Comprehensive Loss	Total Common Shareholders' Equity	Noncontrolling Interests	Treasury Stock, Common
Stock Repurchased During Period, Value									$ (1,500)
Balance, beginning of year, repurchased common stock at Dec. 25, 2021									(484,000)
Balance, end of year, repurchased common stock at Dec. 31, 2022									(490,000)
Balance, outstanding, beginning of year (in shares) at Dec. 25, 2021			1,383,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Repurchased During Period, Shares			(6,000)						(9,000)
Balance, outstanding, end of year (in shares) at Dec. 31, 2022			1,377,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense				$ 346
Stock option exercises, RSUs and PSUs converted				(102)					$ 240
Share-based Payment Arrangement, Decrease for Tax Withholding Obligation				(107)
Other				(4)
Share repurchases			$ 0
Stock option exercises (in shares)									3,000
Other (in shares)									0
Other, net								$ (4)	$ 2
Dividends, Common Stock, Cash	[1]				$ (6,275)
Balance, beginning of year at Dec. 25, 2021			23	4,001	65,165	$ (14,898)		108	(38,248)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Noncontrolling Interest		$ 68						68
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders								(69)
Other comprehensive income/(loss) attributable to PepsiCo						(404)
Balance, end of year at Dec. 31, 2022		17,273	$ 23	4,134	67,800	(15,302)	$ 17,149	124	(39,506)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		$ 8,910			8,910
Common Stock, Dividends, Per Share, Declared		$ 4.5250
Acquisitions And Divestitures To Noncontrolling Interest								21
Stock Repurchased During Period, Value									$ (1,000)
Balance, end of year, repurchased common stock at Dec. 30, 2023		(493,000)							(493,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Repurchased During Period, Shares			(3,000)						(6,000)
Balance, outstanding, end of year (in shares) at Dec. 30, 2023			1,374,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense				379
Stock option exercises, RSUs and PSUs converted				(107)					$ 223
Share-based Payment Arrangement, Decrease for Tax Withholding Obligation				(140)
Other				(5)
Share repurchases			$ 0
Stock option exercises (in shares)									3,000
Other (in shares)									0
Other, net								(3)	$ 1
Dividends, Common Stock, Cash	[1]				(6,839)
Net Income (Loss) Attributable to Noncontrolling Interest		$ 81						81
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders								(68)
Other comprehensive income/(loss) attributable to PepsiCo						(232)
Balance, end of year at Dec. 30, 2023		18,637	$ 23	4,261	70,035	(15,534)	18,503	134	(40,282)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		$ 9,074			9,074
Common Stock, Dividends, Per Share, Declared		$ 4.9450
Acquisitions And Divestitures To Noncontrolling Interest								0
Stock Repurchased During Period, Value									$ (1,000)
Balance, end of year, repurchased common stock at Dec. 28, 2024		(495,000)							(495,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Repurchased During Period, Shares			(2,000)						(6,000)
Balance, outstanding, end of year (in shares) at Dec. 28, 2024			1,372,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense				357
Stock option exercises, RSUs and PSUs converted				(90)					$ 256
Share-based Payment Arrangement, Decrease for Tax Withholding Obligation				(135)
Other				(8)
Share repurchases			$ 0
Stock option exercises (in shares)		1,555							4,000
Other (in shares)									0
Other, net								(3)	$ 5
Dividends, Common Stock, Cash	[1]				(7,347)
Net Income (Loss) Attributable to Noncontrolling Interest		$ 48						48
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders								(49)
Other comprehensive income/(loss) attributable to PepsiCo						(2,078)
Balance, end of year at Dec. 28, 2024		18,171	$ 23	$ 4,385	72,266	$ (17,612)	$ 18,041	130	$ (41,021)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		$ 9,578			$ 9,578
Common Stock, Dividends, Per Share, Declared		$ 5.3300
Acquisitions And Divestitures To Noncontrolling Interest								$ 0

[1]	(a) Cash dividends declared per common share were $5.3300, $4.9450 and $4.5250 for 2024, 2023 and 2022, respectively.